Acquisitions (Details) - Unaudited pro forma information (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Unaudited pro forma information [Abstract]
Total revenue	$ 1,405,513	$ 731,210
Net loss	$ (2,454,375)	$ (4,220,458)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.27)	$ (10.56)